Cash cash equivalents and restricted cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash On Hand	¥ 40	¥ 20
Cash At Bank	310	11
Restricted Cash At Bank(1)	46	66
Cash, Cash Equivalents And Restricted Cash Per Consolidated Statements Of Cash Flow	¥ 396	¥ 97